Property, plant and equipment, net - Schedule of Depreciation Charges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total Depreciation	€ 445.2	€ 321.6	€ 351.7
Cost of Sales
Property, Plant and Equipment [Line Items]
Total Depreciation	248.2	188.6	205.9
R&D Costs
Property, Plant and Equipment [Line Items]
Total Depreciation	163.7	101.4	119.9
SG&A
Property, Plant and Equipment [Line Items]
Total Depreciation	€ 33.3	€ 31.6	€ 25.9